Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000217746
Shareholder Report [Line Items]
Fund Name	TwentyFour Sustainable Short Term Bond Fund
Class Name	Class A
Trading Symbol	TFBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 10,487,950
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	68.1
Corporate Obligations	11.5
U.S. Treasury Obligations	8.7
Foreign Sovereign Obligations	7.0
Collateralized Mortgage Obligations	4.7

Top Ten Industry Allocations - % Fixed Income

Value	Value
Food	1.9
Software	4.0
Collateralized Mortgage Obligations	4.7
Electric	6.0
Savings & Loans	6.3
Foreign Sovereign Obligations	6.9
Telecommunications	7.8
U.S. Treasury Obligations	8.7
Insurance	11.7
Banks	26.0

Country Allocation - % Investments

Value	Value
Belgium	1.1
Australia	1.2
Sweden	1.3
Spain	2.3
Netherlands	5.7
France	10.2
Germany	10.8
United States	20.2
United Kingdom	47.2

Excludes foreign exchange holdings.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.500%, Due 10/11/2029	6.5
U.S. Treasury Notes, 3.625%, Due 8/31/2029	4.7
U.S. Treasury Notes, 4.125%, Due 11/30/2029	3.5
Nationwide Building Society, 5.750%, Due 6/20/2027	2.3
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.3
Tower Bridge Funding PLC, 6.527%, Due 11/20/2063, Class D	2.0
BNP Paribas SA, 7.375%, Due 8/19/2025	1.9
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025	1.8
Bunzl Finance PLC, 2.250%, Due 6/11/2025	1.7
Twin Bridges PLC, 6.827%, Due 3/12/2055, Class D	1.6

Material Fund Change [Text Block]
C000217747
Shareholder Report [Line Items]
Fund Name	TwentyFour Sustainable Short Term Bond Fund
Class Name	Class C
Trading Symbol	TFBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.48%
AssetsNet	$ 10,487,950
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	68.1
Corporate Obligations	11.5
U.S. Treasury Obligations	8.7
Foreign Sovereign Obligations	7.0
Collateralized Mortgage Obligations	4.7

Top Ten Industry Allocations - % Fixed Income

Value	Value
Food	1.9
Software	4.0
Collateralized Mortgage Obligations	4.7
Electric	6.0
Savings & Loans	6.3
Foreign Sovereign Obligations	6.9
Telecommunications	7.8
U.S. Treasury Obligations	8.7
Insurance	11.7
Banks	26.0

Country Allocation - % Investments

Value	Value
Belgium	1.1
Australia	1.2
Sweden	1.3
Spain	2.3
Netherlands	5.7
France	10.2
Germany	10.8
United States	20.2
United Kingdom	47.2

Excludes foreign exchange holdings.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.500%, Due 10/11/2029	6.5
U.S. Treasury Notes, 3.625%, Due 8/31/2029	4.7
U.S. Treasury Notes, 4.125%, Due 11/30/2029	3.5
Nationwide Building Society, 5.750%, Due 6/20/2027	2.3
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.3
Tower Bridge Funding PLC, 6.527%, Due 11/20/2063, Class D	2.0
BNP Paribas SA, 7.375%, Due 8/19/2025	1.9
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025	1.8
Bunzl Finance PLC, 2.250%, Due 6/11/2025	1.7
Twin Bridges PLC, 6.827%, Due 3/12/2055, Class D	1.6

Material Fund Change [Text Block]
C000217748
Shareholder Report [Line Items]
Fund Name	TwentyFour Sustainable Short Term Bond Fund
Class Name	Class R6
Trading Symbol	TFBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 10,487,950
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	68.1
Corporate Obligations	11.5
U.S. Treasury Obligations	8.7
Foreign Sovereign Obligations	7.0
Collateralized Mortgage Obligations	4.7

Top Ten Industry Allocations - % Fixed Income

Value	Value
Food	1.9
Software	4.0
Collateralized Mortgage Obligations	4.7
Electric	6.0
Savings & Loans	6.3
Foreign Sovereign Obligations	6.9
Telecommunications	7.8
U.S. Treasury Obligations	8.7
Insurance	11.7
Banks	26.0

Country Allocation - % Investments

Value	Value
Belgium	1.1
Australia	1.2
Sweden	1.3
Spain	2.3
Netherlands	5.7
France	10.2
Germany	10.8
United States	20.2
United Kingdom	47.2

Excludes foreign exchange holdings.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.500%, Due 10/11/2029	6.5
U.S. Treasury Notes, 3.625%, Due 8/31/2029	4.7
U.S. Treasury Notes, 4.125%, Due 11/30/2029	3.5
Nationwide Building Society, 5.750%, Due 6/20/2027	2.3
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.3
Tower Bridge Funding PLC, 6.527%, Due 11/20/2063, Class D	2.0
BNP Paribas SA, 7.375%, Due 8/19/2025	1.9
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025	1.8
Bunzl Finance PLC, 2.250%, Due 6/11/2025	1.7
Twin Bridges PLC, 6.827%, Due 3/12/2055, Class D	1.6

Material Fund Change [Text Block]
C000217745
Shareholder Report [Line Items]
Fund Name	TwentyFour Sustainable Short Term Bond Fund
Class Name	Class Y
Trading Symbol	TFBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 10,487,950
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	68.1
Corporate Obligations	11.5
U.S. Treasury Obligations	8.7
Foreign Sovereign Obligations	7.0
Collateralized Mortgage Obligations	4.7

Top Ten Industry Allocations - % Fixed Income

Value	Value
Food	1.9
Software	4.0
Collateralized Mortgage Obligations	4.7
Electric	6.0
Savings & Loans	6.3
Foreign Sovereign Obligations	6.9
Telecommunications	7.8
U.S. Treasury Obligations	8.7
Insurance	11.7
Banks	26.0

Country Allocation - % Investments

Value	Value
Belgium	1.1
Australia	1.2
Sweden	1.3
Spain	2.3
Netherlands	5.7
France	10.2
Germany	10.8
United States	20.2
United Kingdom	47.2

Excludes foreign exchange holdings.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.500%, Due 10/11/2029	6.5
U.S. Treasury Notes, 3.625%, Due 8/31/2029	4.7
U.S. Treasury Notes, 4.125%, Due 11/30/2029	3.5
Nationwide Building Society, 5.750%, Due 6/20/2027	2.3
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.3
Tower Bridge Funding PLC, 6.527%, Due 11/20/2063, Class D	2.0
BNP Paribas SA, 7.375%, Due 8/19/2025	1.9
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025	1.8
Bunzl Finance PLC, 2.250%, Due 6/11/2025	1.7
Twin Bridges PLC, 6.827%, Due 3/12/2055, Class D	1.6

Material Fund Change [Text Block]
C000205755
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	Class A
Trading Symbol	TFSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 367,244,259
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 839,956
InvestmentCompanyPortfolioTurnover	39.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.5
Asset-Backed Obligations	17.7
U.S. Treasury Obligations	13.6
Corporate Obligations	10.4
Foreign Sovereign Obligations	7.7
Investment Companies	2.7
Collateralized Mortgage Obligations	1.0
Foreign Convertible Obligations	0.4

Excludes derivatives.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Oil & Gas	1.3
Telecommunications	1.5
Diversified Financial Services	2.9
Pipelines	3.0
Savings & Loans	3.6
Foreign Sovereign Obligations	7.9
Insurance	10.9
U.S. Treasury Obligations	14.0
Asset-Backed Obligations	18.2
Banks	24.7

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.7
Netherlands	3.0
Italy	3.3
Cayman Islands	3.3
France	4.3
Spain	4.5
Germany	9.3
Ireland	13.4
United Kingdom	24.0
United States	24.4

Excludes foreign exchange holdings.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	6.7
U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.4
U.S. Treasury Notes, 3.875%, Due 8/15/2034	5.6
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	1.4
Nationwide Building Society, 10.250%, Due 12/6/2099	1.4
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	1.0
Together Asset-Backed Securitisation PLC, 5.669%, Due 10/12/2065, Class A	0.9
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 8/15/2054	0.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038, Class A	0.8

Excludes cash equivalents and derivatives.

Material Fund Change [Text Block]
C000205756
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	Class C
Trading Symbol	TFGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.79%
AssetsNet	$ 367,244,259
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 839,956
InvestmentCompanyPortfolioTurnover	39.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.5
Asset-Backed Obligations	17.7
U.S. Treasury Obligations	13.6
Corporate Obligations	10.4
Foreign Sovereign Obligations	7.7
Investment Companies	2.7
Collateralized Mortgage Obligations	1.0
Foreign Convertible Obligations	0.4

Excludes derivatives.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Oil & Gas	1.3
Telecommunications	1.5
Diversified Financial Services	2.9
Pipelines	3.0
Savings & Loans	3.6
Foreign Sovereign Obligations	7.9
Insurance	10.9
U.S. Treasury Obligations	14.0
Asset-Backed Obligations	18.2
Banks	24.7

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.7
Netherlands	3.0
Italy	3.3
Cayman Islands	3.3
France	4.3
Spain	4.5
Germany	9.3
Ireland	13.4
United Kingdom	24.0
United States	24.4

Excludes foreign exchange holdings.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	6.7
U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.4
U.S. Treasury Notes, 3.875%, Due 8/15/2034	5.6
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	1.4
Nationwide Building Society, 10.250%, Due 12/6/2099	1.4
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	1.0
Together Asset-Backed Securitisation PLC, 5.669%, Due 10/12/2065, Class A	0.9
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 8/15/2054	0.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038, Class A	0.8

Excludes cash equivalents and derivatives.

Material Fund Change [Text Block]
C000180738
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Trading Symbol	TFGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
AssetsNet	$ 367,244,259
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 839,956
InvestmentCompanyPortfolioTurnover	39.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.5
Asset-Backed Obligations	17.7
U.S. Treasury Obligations	13.6
Corporate Obligations	10.4
Foreign Sovereign Obligations	7.7
Investment Companies	2.7
Collateralized Mortgage Obligations	1.0
Foreign Convertible Obligations	0.4

Excludes derivatives.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Oil & Gas	1.3
Telecommunications	1.5
Diversified Financial Services	2.9
Pipelines	3.0
Savings & Loans	3.6
Foreign Sovereign Obligations	7.9
Insurance	10.9
U.S. Treasury Obligations	14.0
Asset-Backed Obligations	18.2
Banks	24.7

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.7
Netherlands	3.0
Italy	3.3
Cayman Islands	3.3
France	4.3
Spain	4.5
Germany	9.3
Ireland	13.4
United Kingdom	24.0
United States	24.4

Excludes foreign exchange holdings.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	6.7
U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.4
U.S. Treasury Notes, 3.875%, Due 8/15/2034	5.6
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	1.4
Nationwide Building Society, 10.250%, Due 12/6/2099	1.4
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	1.0
Together Asset-Backed Securitisation PLC, 5.669%, Due 10/12/2065, Class A	0.9
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 8/15/2054	0.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038, Class A	0.8

Excludes cash equivalents and derivatives.

Material Fund Change [Text Block]
C000180737
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	Class R5
Trading Symbol	TFGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 367,244,259
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 839,956
InvestmentCompanyPortfolioTurnover	39.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.5
Asset-Backed Obligations	17.7
U.S. Treasury Obligations	13.6
Corporate Obligations	10.4
Foreign Sovereign Obligations	7.7
Investment Companies	2.7
Collateralized Mortgage Obligations	1.0
Foreign Convertible Obligations	0.4

Excludes derivatives.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Oil & Gas	1.3
Telecommunications	1.5
Diversified Financial Services	2.9
Pipelines	3.0
Savings & Loans	3.6
Foreign Sovereign Obligations	7.9
Insurance	10.9
U.S. Treasury Obligations	14.0
Asset-Backed Obligations	18.2
Banks	24.7

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.7
Netherlands	3.0
Italy	3.3
Cayman Islands	3.3
France	4.3
Spain	4.5
Germany	9.3
Ireland	13.4
United Kingdom	24.0
United States	24.4

Excludes foreign exchange holdings.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	6.7
U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.4
U.S. Treasury Notes, 3.875%, Due 8/15/2034	5.6
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	1.4
Nationwide Building Society, 10.250%, Due 12/6/2099	1.4
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	1.0
Together Asset-Backed Securitisation PLC, 5.669%, Due 10/12/2065, Class A	0.9
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 8/15/2054	0.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038, Class A	0.8

Excludes cash equivalents and derivatives.

Material Fund Change [Text Block]
C000180741
Shareholder Report [Line Items]
Fund Name	TwentyFour Strategic Income Fund
Class Name	Class Y
Trading Symbol	TFGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 367,244,259
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 839,956
InvestmentCompanyPortfolioTurnover	39.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.5
Asset-Backed Obligations	17.7
U.S. Treasury Obligations	13.6
Corporate Obligations	10.4
Foreign Sovereign Obligations	7.7
Investment Companies	2.7
Collateralized Mortgage Obligations	1.0
Foreign Convertible Obligations	0.4

Excludes derivatives.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Oil & Gas	1.3
Telecommunications	1.5
Diversified Financial Services	2.9
Pipelines	3.0
Savings & Loans	3.6
Foreign Sovereign Obligations	7.9
Insurance	10.9
U.S. Treasury Obligations	14.0
Asset-Backed Obligations	18.2
Banks	24.7

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.7
Netherlands	3.0
Italy	3.3
Cayman Islands	3.3
France	4.3
Spain	4.5
Germany	9.3
Ireland	13.4
United Kingdom	24.0
United States	24.4

Excludes foreign exchange holdings.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	6.7
U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.4
U.S. Treasury Notes, 3.875%, Due 8/15/2034	5.6
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	1.4
Nationwide Building Society, 10.250%, Due 12/6/2099	1.4
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	1.0
Together Asset-Backed Securitisation PLC, 5.669%, Due 10/12/2065, Class A	0.9
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 8/15/2054	0.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038, Class A	0.8

Excludes cash equivalents and derivatives.

Material Fund Change [Text Block]
C000210490
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	Class A
Trading Symbol	ADNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.40%
AssetsNet	$ 187,024,885
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 793,632
InvestmentCompanyPortfolioTurnover	19.00%
C000210491
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	Class C
Trading Symbol	ADNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.16%
AssetsNet	$ 187,024,885
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 793,632
InvestmentCompanyPortfolioTurnover	19.00%
C000176825
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Trading Symbol	ADNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.38%
AssetsNet	$ 187,024,885
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 793,632
InvestmentCompanyPortfolioTurnover	19.00%
C000176824
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	Class R5
Trading Symbol	ADNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.05%
AssetsNet	$ 187,024,885
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 793,632
InvestmentCompanyPortfolioTurnover	19.00%
C000224371
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	Class R6
Trading Symbol	ADNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.05%
AssetsNet	$ 187,024,885
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 793,632
InvestmentCompanyPortfolioTurnover	19.00%
C000176826
Shareholder Report [Line Items]
Fund Name	ARK Transformational Innovation Fund
Class Name	Class Y
Trading Symbol	ADNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.14%
AssetsNet	$ 187,024,885
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 793,632
InvestmentCompanyPortfolioTurnover	19.00%
C000233650
Shareholder Report [Line Items]
Fund Name	Shapiro Equity Opportunities Fund
Class Name	Class A
Trading Symbol	SHXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
AssetsNet	$ 119,482,099
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 392,301
InvestmentCompanyPortfolioTurnover	26.00%
C000233649
Shareholder Report [Line Items]
Fund Name	Shapiro Equity Opportunities Fund
Class Name	Class C
Trading Symbol	SHXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.81%
AssetsNet	$ 119,482,099
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 392,301
InvestmentCompanyPortfolioTurnover	26.00%
C000192445
Shareholder Report [Line Items]
Fund Name	Shapiro Equity Opportunities Fund
Trading Symbol	SHXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
AssetsNet	$ 119,482,099
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 392,301
InvestmentCompanyPortfolioTurnover	26.00%
C000192444
Shareholder Report [Line Items]
Fund Name	Shapiro Equity Opportunities Fund
Class Name	Class R5
Trading Symbol	SHXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 119,482,099
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 392,301
InvestmentCompanyPortfolioTurnover	26.00%
C000192446
Shareholder Report [Line Items]
Fund Name	Shapiro Equity Opportunities Fund
Class Name	Class Y
Trading Symbol	SHXYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 119,482,099
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 392,301
InvestmentCompanyPortfolioTurnover	26.00%
C000233648
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Class Name	Class A
Trading Symbol	SHEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
AssetsNet	$ 37,335,549
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 65,437
InvestmentCompanyPortfolioTurnover	36.00%
C000233647
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Class Name	Class C
Trading Symbol	SHDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.01%
AssetsNet	$ 37,335,549
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 65,437
InvestmentCompanyPortfolioTurnover	36.00%
C000192442
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Trading Symbol	SHDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%
AssetsNet	$ 37,335,549
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 65,437
InvestmentCompanyPortfolioTurnover	36.00%
C000192441
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Class Name	Class R5
Trading Symbol	SHDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 37,335,549
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 65,437
InvestmentCompanyPortfolioTurnover	36.00%
C000233646
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Class Name	Class R6
Trading Symbol	SHDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 37,335,549
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 65,437
InvestmentCompanyPortfolioTurnover	36.00%
C000192443
Shareholder Report [Line Items]
Fund Name	Shapiro SMID Cap Equity Fund
Class Name	Class Y
Trading Symbol	SHDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
AssetsNet	$ 37,335,549
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 65,437
InvestmentCompanyPortfolioTurnover	36.00%
C000207660
Shareholder Report [Line Items]
Fund Name	SSI Alternative Income Fund
Trading Symbol	PSCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.61%
AssetsNet	$ 195,455,390
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 695,574
InvestmentCompanyPortfolioTurnover	69.00%
C000207658
Shareholder Report [Line Items]
Fund Name	SSI Alternative Income Fund
Class Name	Class R5
Trading Symbol	SSIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%
AssetsNet	$ 195,455,390
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 695,574
InvestmentCompanyPortfolioTurnover	69.00%
C000207659
Shareholder Report [Line Items]
Fund Name	SSI Alternative Income Fund
Class Name	Class Y
Trading Symbol	PSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%
AssetsNet	$ 195,455,390
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 695,574
InvestmentCompanyPortfolioTurnover	69.00%